Lease liability	12 Months Ended
Dec. 31, 2022
Lease Liability
Lease liability

10. Lease liability

The Company had an operating lease for office space that expired in 2022. Below is a summary of the Company’s lease liability as of December 31, 2022:

Office lease

Balance, December 31, 2020	$176,607
Addition	-
Interest expense	12,696
Lease payments	(129,191)
Foreign exchange loss	2,165
Balance, December 31, 2021	62,277
Addition	-
Interest expense	1,834
Lease payments	(64,828)
Foreign exchange loss	717
Balance, December 31, 2022	-